Reconciliations To Recorded Provision for Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision (benefit) at statutory rate	$ 402	$ 467	$ 577
Increases (decreases) in taxes resulting from:
Income not subject to federal tax	(402)	(467)	(577)
State income taxes	17	11	3
Foreign operations - net	13	31	43
Provision (benefit) for income taxes	$ 30	$ 42	$ 46